CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.03	$ 0.03
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	38,067,024	37,516,891
Ordinary shares, shares outstanding	38,067,024	37,516,891